Income taxes -Assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets and liabilities
Assets	$ 6,908	$ 6,638
Liabilities	(1,532)	(1,719)	$ (1,700)
Net deferred tax asset	$ (5,376)	$ (4,919)	$ (5,643)